United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2014

Date of Reporting Period: Quarter ended 05/31/2013

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount			Value
		U.S. Treasury—12.2%
		U.S. Treasury Bonds—3.9%
$4,000,000		3.750%, 8/15/2041	$4,394,271
3,750,000		4.375%, 5/15/2040	4,568,116
3,250,000		6.000%, 2/15/2026	4,511,025
		TOTAL	13,473,412
		U.S. Treasury Notes—8.3%
5,000,000		0.250%, 1/31/2015	4,999,947
5,000,000		0.875%, 12/31/2016	5,032,747
4,500,000	[1]	2.625%, 6/30/2014	4,618,301
4,000,000		3.125%, 5/15/2021	4,412,884
8,962,995		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	9,274,949
		TOTAL	28,338,828
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,057,087)	41,812,240
		GOVERNMENT AGENCIES—6.8%
		Federal Home Loan Mortgage Corporation—6.8%
7,000,000		2.375%, 1/13/2022	7,124,262
13,000,000		3.000%, 7/28/2014	13,409,538
2,500,000		5.625%, 11/23/2035	2,735,875
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,424,450)	23,269,675
		Mortgage-Backed Securities—46.7%
		Federal Home Loan Mortgage Corporation—18.1%
17,556,660		3.500%, 6/1/2032 - 7/1/2042	18,326,032
14,937,686		4.500%, 4/1/2024 - 4/1/2041	15,846,881
11,402,837		5.000%, 7/1/2019 - 7/1/2040	12,262,144
8,412,834		5.500%, 4/1/2021 - 11/1/2037	9,116,517
724,702		6.000%, 4/1/2036	789,669
4,617,445		7.000%, 9/1/2030 - 4/1/2032	5,415,255
93,941		7.500%, 3/1/2014 - 12/1/2015	99,100
196,294		8.000%, 2/1/2031	231,514
		TOTAL	62,087,112
		Federal National Mortgage Association—27.1%
11,658,734	[2]	3.000%, 6/1/2032 - 6/1/2043	11,775,304
14,886,836	[2]	3.500%, 4/1/2026 - 6/1/2043	15,519,016
24,265,594		4.000%, 12/1/2041 - 12/1/2042	25,935,734
17,277,100		4.500%, 12/1/2019 - 12/1/2041	18,492,534
2,843,747		5.000%, 12/1/2023 - 7/1/2034	3,075,754
7,714,904		5.500%, 9/1/2034 - 4/1/2036	8,392,424
7,240,475		6.000%, 5/1/2016 - 11/1/2037	7,955,933
395,601		7.000%, 1/1/2031 - 3/1/2032	455,623
708,935		7.500%, 7/1/2028 - 2/1/2030	828,287
144,166		8.000%, 2/1/2030 - 1/1/2031	171,804
		TOTAL	92,602,413
		Government National Mortgage Association—1.5%
4,000,000	[2]	3.500%, 6/15/2043	4,207,188
80,807		5.500%, 12/20/2014 - 5/20/2018	85,717

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$41,577		6.000%, 12/15/2013 - 5/15/2024	$44,731
10,308		6.500%, 9/15/2013 - 5/20/2016	10,838
117,421		7.000%, 4/20/2016 - 10/15/2028	134,953
123,755		7.500%, 7/15/2029 - 1/15/2031	144,908
18,081		8.000%, 6/15/2017	19,801
79,564		8.500%, 12/15/2029 - 2/15/2030	94,073
97,968		10.500%, 3/15/2016	105,006
57,752		11.000%, 7/15/2013 - 10/15/2019	63,078
49,236		12.000%, 8/15/2013 - 1/15/2016	51,493
18,750		12.500%, 10/15/2013 - 5/15/2015	19,521
3,777		13.000%, 11/15/2014	3,955
		TOTAL	4,985,262
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $154,008,990)	159,674,787
		Collateralized Mortgage Obligations—5.0%
		Federal Home Loan Mortgage Corporation—0.4%
1,221,558		REMIC 3331 FC, 0.629%, 6/15/2037	1,224,647
		Non-Agency Mortgage-Backed Securities—4.6%
3,500,000		Credit Suisse Commercial Mortgage Trust, Class A2, 3.000%, 5/25/2043	3,517,500
627,881		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	550,414
2,677,924	[3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,684,775
1,126,994		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,116,917
1,709,348		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,617,594
178,344		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	178,268
555,080		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	564,321
1,431,569		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,455,922
1,688,439		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,724,828
2,548,030		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,376,244
		TOTAL	15,786,783
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,991,994)	17,011,430
		Commercial Mortgage-Backed Securities—28.7%
		Agency Commercial Mortgage-Backed Securities—21.3%
3,922,677		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	4,017,110
4,140,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	4,299,620
5,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,806,904
6,000,000		FHLMC REMIC K016 A2, 2.968%, 10/25/2021	6,203,635
8,000,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	8,423,713
4,827,899		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	5,179,931
6,000,000		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	6,018,012
6,374,257		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	6,455,374
4,453,481		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	4,599,018
8,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,394,319
3,800,000	[3,4]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	3,756,587
4,250,000	[3,4]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	4,297,887
5,418,374		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	5,502,358
		TOTAL	72,954,468
		Non-Agency Commercial Mortgage-Backed Securities—7.4%
3,563,549	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,714,059
3,500,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	3,722,133
3,284,793	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,531,202

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Non-Agency Commercial Mortgage-Backed Securities—continued
$3,281,237	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	$3,451,575
2,921,362	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,033,209
3,000,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	3,183,213
2,342,877		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	2,350,991
2,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	2,114,320
		TOTAL	25,100,702
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $95,503,011)	98,055,170
		Repurchase Agreements—5.5%
14,741,000	[5,6]	Interest in $216,346,000 joint repurchase agreement 0.10%, dated 5/13/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $216,364,630 on 6/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2043 and the market value of those underlying securities was $221,814,047.	14,741,000
4,304,000	[5,6]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 5/21/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,029,167 on 6/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $510,012,892.	4,304,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	19,045,000
		TOTAL INVESTMENTS—104.9% (IDENTIFIED COST $348,030,532)[7]	358,868,302
		OTHER ASSETS AND LIABILITIES - NET—(4.9)%[8]	(16,918,567)
		TOTAL NET ASSETS—100%	$341,949,735
At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
9U.S. Treasury Note 10 Year Short Futures	60	$7,753,125	September 2013	$11,584
9U.S. Long Bond Short Futures	25	$3,500,781	September 2013	$6,015
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$17,599
The average notional value of short futures contracts held by the Fund throughout the period was $11,495,742. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	All or a portion of these To Be Announced Securities are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $33,488,960, which represented 9.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $33,488,960, which represented 9.8% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
7	At May 31, 2013, the cost of investments for federal tax purposes was $348,219,178. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $10,649,124. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,533,075 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,883,951.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$ 41,812,240	$—	$ 41,812,240
Government Agencies	—	23,269,675	—	23,269,675
Mortgage-Backed Securities	—	159,674,787	—	159,674,787
Collateralized Mortgage Obligations	—	17,011,430	—	17,011,430
Commercial Mortgage-Backed Securities	—	98,055,170	—	98,055,170
Repurchase Agreements	—	19,045,000	—	19,045,000
TOTAL SECURITIES	$—	$358,868,302	$—	$358,868,302
OTHER FINANCIAL INSTRUMENTS*	$17,599	$—	$—	$17,599
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 19, 2013